Accounts Receivable - Additional Information (Detail) In Thousands, unless otherwise specified	12 Months Ended				12 Months Ended
	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2014 USD ($)	Dec. 31, 2014 Minimum	Dec. 31, 2014 Maximum
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accounts receivable, credit terms					3 months	9 months
Write-off of accounts receivable			553
Allowance for doubtful accounts	0	0		$ 0